Long-term debt (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of Long-term Debt Instruments
The below table presents the balance of long-term debt as of March 31, 2025 and March 31, 2026 and the related contractual rates and maturity dates:

	As of
	March 31, 2025				March 31, 2026
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total	Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2026-2035	6.67% to 9.70%	Rs.	293,902.2	2027-2036	6.67% to 9.70%	Rs. 301,895.6	US$	3,217.5
Perpetual debt — (1)	2026-2034	7.55% to 9.40%		52,272.7	2027-2035	7.55% to 9.40%	52,289.7		557.3
Perpetual debt — (2)	2027	3.70%		85,291.5	2027	3.70%	94,782.3		1,010.1
Others (*)
Variable rate — (1)	2026-2030	4.92% to 6.22%		581,229.3	2027-2030	3.94% to 4.79%	502,625.5		5,356.8
Variable rate — (2)	2026-2032	6.47% to 8.60%		623,118.6	2027-2033	4.56% to 8.30%	458,419.1		4,885.6
Fixed rate — (1)	2026-2034	2.80% to 9.05%		3,955,489.6	2027-2034	2.80% to 9.05%	3,497,412.7		37,273.9
Fixed rate — (2)	2026-2029	4.30% to 8.19%		274,859.3	2027-2029	3.55% to 8.19%	212,009.1		2,259.5

Total			Rs.	5,866,163.2			Rs. 5,119,434.0	US$	54,560.7

(*)
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to the secured overnight financing rate,
T-bill
rates, and Marginal cost of funds based lending rates (“MCLR”), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2026
	(In millions)
Due in the fiscal year ending March 31:
2027	Rs.	1,215,990.8	US$	12,959.5
2028		394,344.9		4,202.8
2029		732,029.5		7,801.7
2030		400,954.5		4,273.2
2031		579,756.5		6,178.8
Thereafter		1,649,285.8		17,577.4

Total (1)	Rs.	4,972,362.0	US$	52,993.4

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 147,072.0 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2025 and March 31, 2026 are comprised of the following:

	As of March 31,
	2025		2026	2026
	(In millions)
Subordinated debt	Rs.	431,896.9	Rs. 434,254.3	US$	4,628.0
Others		5,436,429.4	4,686,148.0		49,943.0
Debt issuance cost		(2,163.1)	(968.3)		(10.3)

Total	Rs.	5,866,163.2	Rs. 5,119,434.0	US$	54,560.7